Annual Fund Operating Expenses - Sapient Quality Select ETF - Sapient Quality Select ETF Class	Jan. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.80%

[1]	Other Expenses are estimated for the current fiscal year.